Net Loss per Common Share (Tables)	9 Months Ended
Sep. 30, 2023
Net Loss per Common Share
Schedule of basic and diluted net loss per share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net loss attributable to common stockholders, basic and diluted	$(2,975,846)	$(7,821,756)	$(7,846,048)	$(11,875,682)
Weighted-average number of shares used in computing net loss per share attributable to common stockholders, basic and diluted	20,292,624	15,301,396	20,134,340	11,538,013
Net loss per share attributable to common stockholders, basic and diluted	$(0.15)	$(0.51)	$(0.39)	$(1.03)

Schedule of computations of diluted weighted average shares outstanding
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Option and RSUs to purchase common stock	4,943,284	657,998	4,943,284	657,998
Warrants to purchase common stock	3,323,654	966,174	3,323,654	966,174
Convertible notes to purchase common stock	6,401,343	138,581	6,401,343	138,581
Total potential shares	14,668,281	1,762,753	14,668,281	1,762,753